Ned Davis Research 360° Dynamic Allocation ETF
Schedule of Investments
June 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 98.8%	Shares	Value
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	6,163	$128,006
iShares Broad USD High Yield Corporate Bond ETF	3,714	139,312
iShares Core MSCI EAFE ETF	6,179	515,823
iShares Core MSCI Emerging Markets ETF	8,723	523,642
iShares J.P. Morgan USD Emerging Markets Bond ETF	1,514	140,227
Vanguard Growth ETF	1,189	521,258
Vanguard Intermediate-Term Corporate Bond ETF	794	65,838
Vanguard S&P 500 ETF	780	443,063
Vanguard Total International Bond ETF	2,616	129,518
		2,606,687

TOTAL EXCHANGE TRADED FUNDS (Cost $2,428,004)		2,606,687

SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%	Shares	Value
First American Government Obligations Fund - Class X, 4.25%(a)	32,430	32,430

TOTAL SHORT-TERM INVESTMENTS (Cost $32,430)		32,430

TOTAL INVESTMENTS - 100.0% (Cost $2,460,434)		$2,639,117
Other Assets in Excess of Liabilities - 0.0%(b)		978
TOTAL NET ASSETS - 100.0%		$2,640,095

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(b)	Does not round to 0.1% or (0.1)%, as applicable.